Quarterly portfolio holdings
John Hancock
Premium Dividend Fund
Closed-end U.S. equity
January 31, 2026
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 1-31-26 (unaudited)
	Shares	Value
Common stocks 65.9% (43.1% of Total investments)		$465,941,914
(Cost $360,287,617)
Communication services 6.7%		47,021,766
Diversified telecommunication services 6.7%
AT&T, Inc. (A)(B)	724,919	19,000,127
Verizon Communications, Inc. (A)(B)	629,417	28,021,639
Consumer staples 1.5%		10,856,120
Tobacco 1.5%
Philip Morris International, Inc. (A)(B)	60,500	10,856,120
Energy 10.4%		73,447,679
Oil, gas and consumable fuels 10.4%
BP PLC, ADR	530,950	20,112,386
Enbridge, Inc.	281,200	13,733,808
Kinder Morgan, Inc. (B)	614,001	18,720,890
ONEOK, Inc. (B)	100,500	7,958,595
South Bow Corp.	455,000	12,922,000
Financials 1.0%		7,385,878
Banks 1.0%
Columbia Banking System, Inc. (B)	250,879	7,385,878
Materials 1.6%		11,163,350
Chemicals 0.7%
LyondellBasell Industries NV, Class A (B)	95,000	4,655,000
Metals and mining 0.9%
Vale SA, ADR (A)(B)	405,000	6,508,350
Real estate 1.3%		9,115,050
Specialized REITs 1.3%
Crown Castle, Inc. (B)	105,000	9,115,050
Utilities 43.4%		306,952,071
Electric utilities 24.3%
American Electric Power Company, Inc. (B)	140,000	16,768,500
Duke Energy Corp. (A)(B)	167,000	20,265,450
Entergy Corp. (B)	175,000	16,780,750
Evergy, Inc. (B)	215,000	16,496,950
Eversource Energy (A)(B)	217,033	15,003,491
Exelon Corp. (B)	230,000	10,299,400
FirstEnergy Corp. (B)	385,000	18,225,900
NextEra Energy, Inc. (B)	59,446	5,225,303
OGE Energy Corp. (B)	405,000	17,690,400
Pinnacle West Capital Corp. (B)	70,000	6,549,200
PPL Corp. (B)	465,000	16,856,250
The Southern Company (A)(B)	130,000	11,610,300
Gas utilities 3.9%
Spire, Inc. (A)(B)	185,000	15,630,650
UGI Corp. (A)(B)	310,000	12,434,100
Independent power and renewable electricity producers 1.5%
The AES Corp. (B)	710,086	10,402,760
Multi-utilities 13.7%
Algonquin Power & Utilities Corp.	1,547,596	10,136,754
Dominion Energy, Inc. (B)	268,800	16,173,696
DTE Energy Company (B)	105,000	14,109,900
National Grid PLC, ADR (A)(B)	199,166	16,982,885
2	JOHN HANCOCK PREMIUM DIVIDEND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Utilities (continued)
Multi-utilities (continued)
NiSource, Inc. (B)	230,000	$10,186,700
Public Service Enterprise Group, Inc. (B)	200,000	16,472,000

Sempra (A)(B)	145,394	12,650,732
Preferred securities (C) 45.3% (29.6% of Total investments)		$320,832,025
(Cost $325,949,678)
Communication services 0.2%		1,657,567
Wireless telecommunication services 0.2%
Array Digital Infrastructure, Inc., 5.500%	28,800	527,904
Array Digital Infrastructure, Inc., 6.250%	54,025	1,129,663
Financials 32.3%		228,774,139
Banks 14.4%
Bank of America Corp., 5.000% (B)	173,825	3,700,734
Bank of America Corp., 7.250%	6,000	7,476,000
Citizens Financial Group, Inc., 6.500% (6.500% to 10-6-30, then 5 Year CMT + 2.629%) (B)	202,650	5,177,708
Citizens Financial Group, Inc., 7.375% (B)	333,425	8,752,406
Comerica, Inc., 6.875% (6.875% to 10-1-30, then 5 Year CMT + 3.125%) (B)	269,250	6,933,188
First Citizens BancShares, Inc., 6.625% (6.625% to 3-15-31, then 5 Year CMT + 2.830%) (D)	189,125	4,705,430
Fulton Financial Corp., 5.125%	197,400	3,638,082
Huntington Bancshares, Inc., 6.875% (6.875% to 4-15-28, then 5 Year CMT + 2.704%) (B)	261,075	6,618,251
KeyCorp, 5.650% (B)	98,925	2,170,415
KeyCorp, 6.125% (6.125% to 12-15-26, then 3 month CME Term SOFR + 4.154%) (B)	83,131	2,092,407
KeyCorp, 6.200% (6.200% to 12-15-27, then 5 Year CMT + 3.132%) (B)	134,275	3,399,843
M&T Bank Corp., 6.350% (B)	234,850	5,972,236
M&T Bank Corp., 7.500% (B)	315,000	8,464,050
Pinnacle Financial Partners, Inc., 7.277% (3 month CME Term SOFR + 3.614%) (E)	71,725	1,821,815
Pinnacle Financial Partners, Inc., 8.397% (8.397% to 7-1-29, then 5 Year CMT + 4.127%)	305,500	7,939,945
Regions Financial Corp., 4.450% (B)	74,078	1,285,253
UMB Financial Corp., 7.750% (7.750% to 7-15-30, then 5 Year CMT + 3.743%) (B)	170,975	4,631,713
Wells Fargo & Company, 7.500%	14,000	17,275,440
Capital markets 7.2%
Affiliated Managers Group, Inc., 6.750% (B)	309,200	7,513,560
Brookfield Finance, Inc., 4.625% (B)	170,000	2,740,400
Carlyle Finance LLC, 4.625% (B)	53,575	929,526
KKR & Company, Inc., 6.250%	57,950	2,836,073
Morgan Stanley, 6.375% (B)	344,227	8,698,616
Morgan Stanley, 6.500% (B)	238,025	6,060,117
Morgan Stanley, 6.625% (B)	145,050	3,803,211
Morgan Stanley, 7.125% (B)	190,075	4,854,516
The Bank of New York Mellon Corp., 6.150% (6.150% to 3-20-30, then 5 Year CMT + 2.161%)	188,575	4,857,692
TPG Operating Group II LP, 6.950% (B)	339,525	8,566,216
Consumer finance 1.4%
Capital One Financial Corp., 5.000% (B)	124,350	2,448,452
Synchrony Financial, 8.250% (8.250% to 5-15-29, then 5 Year CMT + 4.044%) (B)	285,575	7,419,239
Financial services 2.2%
Apollo Global Management, Inc., 7.625% (7.625% to 12-15-28, then 5 Year CMT + 3.226%) (B)	280,311	7,388,998
Corebridge Financial, Inc., 6.375% (B)	256,475	6,132,317
Jackson Financial, Inc., 8.000% (8.000% to 3-30-28, then 5 Year CMT + 3.728%)	82,075	2,142,978
Insurance 7.1%
American National Group, Inc., 7.375%	329,750	8,263,535
Aspen Insurance Holdings, Ltd., 7.000% (B)	230,150	5,677,801
Athene Holding, Ltd., 6.350% (6.350% to 6-30-29, then 3 month LIBOR + 4.253%)	349,213	8,653,498
Brighthouse Financial, Inc., 6.600% (B)	105,485	1,776,367
Enstar Group, Ltd., 7.000% (7.000% to 9-1-28, then 3 month LIBOR + 4.015%)	55,875	1,341,000
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK PREMIUM DIVIDEND FUND | QUARTERLY REPORT	3

	Shares	Value
Financials (continued)
Insurance (continued)
F&G Annuities & Life, Inc., 7.300%	246,050	$5,565,651
F&G Annuities & Life, Inc., 7.950%	260,100	6,671,565
Lincoln National Corp., 9.000% (B)	295,275	7,916,323
The Allstate Corp., 7.375% (B)	166,975	4,461,572
Utilities 12.8%		90,400,319
Electric utilities 10.0%
Duke Energy Corp., 5.750% (B)	199,700	5,036,434
NextEra Energy Capital Holdings, Inc., 6.500% (B)	285,000	7,296,000
NextEra Energy, Inc., 7.234%	135,000	6,895,800
NSTAR Electric Company, 4.250%	13,347	951,107
NSTAR Electric Company, 4.780%	100,000	8,051,000
SCE Trust II, 5.100%	536,770	9,903,407
SCE Trust VI, 5.000%	166,130	3,053,469
SCE Trust VII, 7.500%	435,100	10,964,520
SCE Trust VIII, 6.950%	217,275	5,305,856
The Southern Company, 7.125%	129,950	6,659,938
Union Electric Company, 3.700%	12,262	747,982
Xcel Energy, Inc., 6.250% (B)	233,250	5,807,925
Gas utilities 0.7%
Spire, Inc., 5.900% (B)	207,550	5,188,750
Multi-utilities 2.1%
Algonquin Power & Utilities Corp., 7.932% (3 month CME Term SOFR + 4.272% to 7-1-29, then 3 month CME Term SOFR + 4.522% to 7-1-49, then 3 month CME Term SOFR + 5.272%) (E)	200,350	5,181,051
DTE Energy Company, 6.250% (B)	336,475	8,344,580
Sempra, 5.750% (B)	45,000	1,012,500

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 39.2% (25.6% of Total investments)				$276,912,806
(Cost $268,897,492)
Communication services 1.6%				11,169,292
Diversified telecommunication services 1.6%
TELUS Corp. (6.625% to 6-9-36, then 5 Year CMT + 2.515%)	6.625	06-09-56	5,315,000	5,338,752
TELUS Corp. (7.000% to 10-15-35, then 5 Year CMT + 2.709%)	7.000	10-15-55	5,575,000	5,830,540
Consumer discretionary 0.7%				4,862,228
Automobiles 0.7%
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (A)(B)(F)	6.500	09-30-28	4,796,000	4,862,228
Energy 2.9%				20,699,915
Oil, gas and consumable fuels 2.9%
Enbridge, Inc. (7.200% to 6-27-34, then 5 Year CMT + 2.970%)	7.200	06-27-54	3,525,000	3,756,867
Enbridge, Inc. (7.375% to 1-15-28, then 5 Year CMT + 3.708% to 1-15-33, then 5 Year CMT + 3.958% to 1-15-48, then 5 Year CMT + 4.708%)	7.375	01-15-83	3,304,000	3,402,997
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	3,130,000	3,581,744
Energy Transfer LP (6.750% to 2-15-36, then 5 Year CMT + 2.475%)	6.750	02-15-56	5,645,000	5,685,238
Phillips 66 Company (6.200% to 3-15-36, then 5 Year CMT + 2.166%)	6.200	03-15-56	4,250,000	4,273,069
Financials 28.5%				201,503,441
Banks 19.2%
Bank of America Corp. (6.125% to 4-27-27, then 5 Year CMT + 3.231%) (F)	6.125	04-27-27	11,000,000	11,141,053
Bank of America Corp. (6.250% to 7-26-30, then 5 Year CMT + 2.351%) (F)	6.250	07-26-30	2,550,000	2,595,519
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (A)(B)(F)	6.625	05-01-30	7,513,000	7,806,127
BNP Paribas SA (6.875% to 12-15-33, then 5 Year CMT + 2.853%) (F)(G)	6.875	12-15-33	3,412,000	3,442,885
Canadian Imperial Bank of Commerce (6.500% to 7-28-31, then 5 Year CMT + 2.727%)	6.500	07-28-86	4,450,000	4,462,610
Citigroup, Inc. (6.625% to 2-15-31, then 5 Year CMT + 3.001%) (F)	6.625	02-15-31	3,900,000	3,971,269
4	JOHN HANCOCK PREMIUM DIVIDEND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Citigroup, Inc. (6.875% to 8-15-30, then 5 Year CMT + 2.890%) (F)	6.875	08-15-30	5,400,000	$5,516,404
Citigroup, Inc. (6.950% to 2-15-30, then 5 Year CMT + 2.726%) (F)	6.950	02-15-30	4,175,000	4,300,784
Citigroup, Inc. (7.375% to 5-15-28, then 5 Year CMT + 3.209%) (F)	7.375	05-15-28	8,095,000	8,382,192
Citigroup, Inc. (7.625% to 11-15-28, then 5 Year CMT + 3.211%) (F)	7.625	11-15-28	10,225,000	10,721,373
Citizens Financial Group, Inc. (3 month CME Term SOFR + 3.265%) (E)(F)	6.914	04-06-26	18,000,000	17,996,220
Citizens Financial Group, Inc. (3 month CME Term SOFR + 3.419%) (E)(F)	7.068	04-06-26	5,285,000	5,259,582
CoBank ACB (6.450% to 10-1-27, then 5 Year CMT + 3.487%) (F)	6.450	10-01-27	5,000,000	5,039,090
CoBank ACB (7.250% to 7-1-29, then 5 Year CMT + 2.880%) (F)	7.250	07-01-29	4,300,000	4,398,500
First Citizens BancShares, Inc. (7.000% to 12-15-30, then 5 Year CMT + 3.301%) (F)	7.000	12-15-30	5,000,000	5,112,230
Huntington Bancshares, Inc. (6.250% to 10-15-30, then 5 Year CMT + 2.653%) (F)	6.250	10-15-30	3,925,000	3,924,316
JPMorgan Chase & Co. (6.875% to 6-1-29, then 5 Year CMT + 2.737%) (A)(B)(F)	6.875	06-01-29	6,445,000	6,799,204
The PNC Financial Services Group, Inc. (6.200% to 9-15-27, then 5 Year CMT + 3.238%) (F)	6.200	09-15-27	8,680,000	8,812,587
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (A)(B)(F)	6.250	03-15-30	6,100,000	6,300,300
Wells Fargo & Company (7.625% to 9-15-28, then 5 Year CMT + 3.606%) (F)	7.625	09-15-28	9,301,000	9,905,974
Capital markets 4.6%
State Street Corp. (6.700% to 3-15-29, then 5 Year CMT + 2.613%) (A)(B)(F)	6.700	03-15-29	4,332,000	4,493,402
The Bank of New York Mellon Corp. (6.300% to 3-20-30, then 5 Year CMT + 2.297%) (A)(B)(F)	6.300	03-20-30	5,142,000	5,318,973
The Goldman Sachs Group, Inc. (7.500% to 2-10-29, then 5 Year CMT + 3.156%) (F)	7.500	02-10-29	9,857,000	10,426,170
The Goldman Sachs Group, Inc. (7.500% to 5-10-29, then 5 Year CMT + 2.809%) (F)	7.500	05-10-29	7,308,000	7,714,624
UBS Group AG (7.000% to 7-8-36, then 5 Year SOFR ICE Swap Rate + 3.321%) (F)(G)	7.000	01-08-36	4,425,000	4,479,444
Financial services 0.6%
Corebridge Financial, Inc. (6.875% to 12-1-30, then 5 Year CMT + 3.181%) (F)	6.875	12-01-30	4,200,000	4,363,666
Insurance 4.1%
Athene Holding, Ltd. (6.625% to 10-15-34, then 5 Year CMT + 2.607%)	6.625	10-15-54	3,400,000	3,398,437
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (G)	7.950	10-15-54	6,000,000	6,201,774
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (A)(B)(F)(G)	6.500	11-13-26	10,000,000	9,572,569
SBL Holdings, Inc. (9.508% to 5-13-30, then 5 Year CMT + 5.580%) (F)(G)	9.508	05-13-30	9,549,000	9,646,163
Real estate 0.8%				5,250,855
Residential REITs 0.8%
BW Real Estate, Inc. (9.500% to 3-30-30, then 5 Year CMT + 5.402%) (F)(G)	9.500	03-30-30	5,000,000	5,250,855
Utilities 4.7%				33,427,075
Electric utilities 2.1%
Alliant Energy Corp. (5.750% to 4-1-31, then 5 Year CMT + 2.077%) (A)(B)	5.750	04-01-56	5,707,000	5,665,520
American Electric Power Company, Inc. (6.050% to 3-15-36, then 5 Year CMT + 1.940%)	6.050	03-15-56	3,650,000	3,624,595
Entergy Corp. (7.125% to 12-1-29, then 5 Year CMT + 2.670%)	7.125	12-01-54	5,600,000	5,862,797
Gas utilities 1.1%
Northwest Natural Holding Company (7.000% to 9-15-35, then 5 Year CMT + 2.701%)	7.000	09-15-55	7,225,000	7,551,137
Multi-utilities 1.5%
CMS Energy Corp. (6.500% to 6-1-35, then 5 Year CMT + 1.961%) (A)(B)	6.500	06-01-55	6,010,000	6,207,453

Dominion Energy, Inc. (6.200% to 2-15-36, then 5 Year CMT + 2.006%)	6.200	02-15-56	4,500,000	4,515,573
Capital preferred securities (H) 1.1% (0.7% of Total investments)				$7,736,420
(Cost $9,141,705)
Financials 1.1%				7,736,420
Insurance 1.1%

MetLife Capital Trust IV (7.875% to 12-15-37, then 3 month CME Term SOFR + 4.222%) (A)(B)(G)	7.875	12-15-37	6,990,000	7,736,420

U.S. Government and Agency obligations 0.5% (0.4% of Total investments)				$3,675,186
(Cost $3,533,000)
U.S. Government Agency 0.5%				3,675,186
Farm Credit Bank of Texas Bond (7.000% to 9-15-30, then 5 Year CMT + 3.010%) (F)	7.000	09-15-30	3,533,000	3,675,186

SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK PREMIUM DIVIDEND FUND | QUARTERLY REPORT	5

	Yield (%)	Shares	Value
Short-term investments 0.9% (0.6% of Total investments)			$6,378,729
(Cost $6,378,700)
Short-term funds 0.9%			6,378,729
John Hancock Collateral Trust (I)	3.5792(J)	637,631	6,378,729

Total investments (Cost $974,188,192) 152.9%	$1,081,477,080
Other assets and liabilities, net (52.9%)	(374,229,680)
Total net assets 100.0%	$707,247,400

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is on loan as of 1-31-26, and is a component of the fund’s leverage under the Liquidity Agreement. The value of securities on loan amounted to $133,649,490.
(B)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 1-31-26 was $611,265,351.
(C)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
(D)	Non-income producing security.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(H)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(J)	The rate shown is the annualized seven-day yield as of 1-31-26.
The fund had the following country composition as a percentage of total investments on 1-31-26:
United States	88.0%
Canada	6.6%
United Kingdom	3.4%
Other countries	2.0%
TOTAL	100.0%
6	JOHN HANCOCK PREMIUM DIVIDEND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	187,000,000	USD	Fixed 3.662%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	May 2026	—	$74,104	$74,104
Centrally cleared	93,000,000	USD	Fixed 3.473%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	May 2026	—	135,540	135,540
Centrally cleared	46,850,000	USD	Fixed 3.817%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	Dec 2026	—	(165,064)	(165,064)
								—	$44,580	$44,580

(a)	At 1-31-26, the overnight SOFR was 3.680%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
OIS	Overnight Index Swap
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK PREMIUM DIVIDEND FUND | QUARTERLY REPORT	7

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2026, by major security category or type:
	Total value at 1-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks	$465,941,914	$465,941,914	—	—
Preferred securities
Communication services	1,657,567	1,657,567	—	—
Financials	228,774,139	228,774,139	—	—
Utilities	90,400,319	81,601,337	$8,798,982	—
Corporate bonds	276,912,806	—	276,912,806	—
Capital preferred securities	7,736,420	—	7,736,420	—
U.S. Government and Agency obligations	3,675,186	—	3,675,186	—
Short-term investments	6,378,729	6,378,729	—	—
Total investments in securities	$1,081,477,080	$784,353,686	$297,123,394	—
Derivatives:
Assets
Swap contracts	$209,644	—	$209,644	—
Liabilities
Swap contracts	(165,064)	—	(165,064)	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	637,631	$114,923	$54,366,932	$(48,103,539)	$384	$29	$78,711	—	$6,378,729
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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